                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BURGUNDY ASSET MANAGEMENT LTD.
Address:    181 BAY STREET, SUITE 4510
            BAY WELLINGTON TOWER, BROOKFIELD PLACE
            TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   KATHLEEN TAYLOR
Title:  CHIEF COMPLIANCE OFFICER
Phone:  (416) 868-3592

Signature, Place, and Date of Signing:

/s/ Kathleen Taylor       Toronto, Ontario Canada   May 9, 2013
------------------------  ------------------------  ------------------------
      Kathleen Taylor          [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28- -------------------  -------------------------------------
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    118

Form 13F Information Table Value Total:    6,012,668
                                           ----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                     TITLE OF                  VALUE  SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                        CLASS         CUSIP     (x1000) PRN AMT PRN CALL DISCRETION MANAGERS    VOTING AUTHORITY
--------------                     ------------- -----------  ------- ------- --- ---- ---------- -------- ----------------------
                                                                                                            SOLE   SHARED  NONE
                                                                                                           ------- ------ -------
3M Co.                             COM           88579Y 10 1     1063   10000 SH       SOLE                  10000              0
Altria Group Inc.                  COM           02209S 10 3      689   20048 SH       SOLE                  20048              0
AmerisourceBergen Corp.            COM           03073E 10 5    80351 1561729 SH       SOLE                1554520           7209
Apple Inc.                         COM           037833 10 0    83332  188265 SH       SOLE                 187202           1063
Arbitron Inc.                      COM           03875Q 10 8    20129  429475 SH       SOLE                 308101         121374
Ares Capital Corp.                 COM           04010L 10 3    70842 3913911 SH       SOLE                2593980        1319931
Argo Group International
  Holdings Ltd.                    COM           002499 54 3     3325   80362 SH       SOLE                  80362              0
Arthur J. Gallagher & Co.          COM           363576 10 9    63362 1533820 SH       SOLE                1009399         524421
Bank of Montreal                   COM           063671 10 1      944   15000 SH       SOLE                  15000              0
Bank of New York Mellon Corp.      COM           064058 10 0    58398 2086404 SH       SOLE                2076615           9789
Bank of Nova Scotia                COM           064149 10 7   187231 3218017 SH       SOLE                3194226          23791
Barrick Gold Corp.                 COM           067901 10 8     1075   36600 SH       SOLE                  36600              0
Baxter International Inc.          COM           071813 10 9   104115 1433295 SH       SOLE                1424138           9157
BB&T Corp.                         COM           054937 10 7    89066 2837398 SH       SOLE                2820225          17173
Becton, Dickinson and Co.          COM           075887 10 9    73800  771881 SH       SOLE                 768123           3758
Berkshire Hathaway Inc.            CL A          084670 10 8    40633     260 SH       SOLE                    258              2
Berkshire Hathaway Inc.            CL B          084670 70 2     4122   39563 SH       SOLE                  38112           1451
Brookfield Infrastructure
  Partners LP                      COM           G16252 10 1    28243  740108 SH       SOLE                 689607          50501
Brown & Brown Inc.                 COM           115236 10 1    53966 1684337 SH       SOLE                1102979         581358
Canadian National Railway Co.      COM           136375 10 2   142613 1419077 SH       SOLE                1410377           8700
Canadian Natural Resources Ltd.    COM           136385 10 1   176776 5514132 SH       SOLE                5499764          14368
Canon Inc.                         SPONSORED ADR 138006 30 9      709   19328 SH       SOLE                  19328              0
CARBO Ceramics Inc.                COM           140781 10 5    52412  575514 SH       SOLE                 395257         180257
CareFusion Corp.                   COM           14170T 10 1    50108 1432066 SH       SOLE                1424675           7391
Cenovus Energy Inc.                COM           15135U 10 9   210948 6812227 SH       SOLE                6794677          17550
Cisco Systems Inc.                 COM           17275R 10 2    87178 4169203 SH       SOLE                4145346          23857
Citigroup Inc.                     COM           172967 42 4     1106   25000 SH       SOLE                  25000              0
Coca-Cola Femsa S.A.B. de C.V.     SPONSORED ADR 191241 10 8     4588   28012 SH       SOLE                  28012              0
Corporate Executive Board Co.      COM           21988R 10 2    53500  919877 SH       SOLE                 597493         322384
DeVry Inc.                         COM           251893 10 3    72643 2287961 SH       SOLE                1554070         733891
Diageo PLC                         SPONSORED ADR 25243Q 20 5      596    4736 SH       SOLE                   4736              0
Diamond Offshore Drilling Inc.     COM           25271C 10 2    61479  883821 SH       SOLE                 879317           4504
Dun & Bradstreet Corp.             COM           26483E 10 4     1594   19051 SH       SOLE                  19051              0
Eaton Vance Variable Rate Income
  Trust                            COM           278279 10 4     7575  432113 SH       SOLE                 432113              0
Emerson Electric Co.               COM           291011 10 4    60312 1079499 SH       SOLE                1074493           5006
Enbridge Inc.                      COM           29250N 10 5      485   10421 SH       SOLE                  10421              0
EnCana Corp.                       COM           292505 10 4     1834   94277 SH       SOLE                  94277              0
Entercom Communications Corp.      CL A          293639 10 0     2555  343359 SH       SOLE                 343359              0
Equifax Inc.                       COM           294429 10 5   155134 2693767 SH       SOLE                2251458         442309
Expedia Inc.                       COM           30212P 30 3    43776  729475 SH       SOLE                 507592         221883
Federated Investors Inc.           CL B          314211 10 3    37696 1592548 SH       SOLE                1090895         501653
FirstService Corp.                 SUB VTG SH    33761N 10 9    24237  727005 SH       SOLE                 722082           4923
FXCM Inc.                          CL A          302693 10 6    54212 3962897 SH       SOLE                2649177        1313720
General Electric Co.               COM           369604 10 3     1156   50000 SH       SOLE                  50000              0
Gladstone Investment Corp.         COM           376546 10 7    19332 2644581 SH       SOLE                1727758         916823
GlaxoSmithKline PLC                SPONSORED ADR 37733W 10 5      416    8867 SH       SOLE                   8867              0
Google Inc.                        CL A          38259P 50 8    78975   99461 SH       SOLE                  98921            540
Graco Inc.                         COM           384109 10 4    30749  529875 SH       SOLE                 352491         177384
Grupo Televisa S.A.                SPONSORED ADR 40049J 20 6     3804  142936 SH       SOLE                 142936              0
Harris Corp.                       COM           413875 10 5    41123  887409 SH       SOLE                 882648           4761
HCC Insurance Holdings Inc.        COM           404132 10 2    44366 1055587 SH       SOLE                 649713         405874
Hilltop Holdings Inc.              COM           432748 10 1    63865 4734282 SH       SOLE                3040093        1694189
Home Depot Inc.                    COM           437076 10 2      349    5000 SH       SOLE                   5000              0
Humana Inc.                        COM           444859 10 2    73717 1066655 SH       SOLE                1061497           5158
Imperial Oil Ltd.                  COM           453038 40 8    79504 1945383 SH       SOLE                1939883           5500
Insight Enterprises Inc.           COM           45765U 10 3    56021 2716851 SH       SOLE                1811209         905642
Interval Leisure Group Inc.        COM           46113M 10 8      355   16312 SH       SOLE                  16312              0
Jacobs Engineering Group Inc.      COM           469814 10 7    44092  784002 SH       SOLE                 779452           4550
Johnson & Johnson Inc.             COM           478160 10 4   130950 1606163 SH       SOLE                1597531           8632
JTH Holding Inc.                   CL A          46637N 10 3      246   15586 SH       SOLE                  15586              0
Kayne Anderson Energy
  Development Co.                  COM           48660Q 10 2    24272  926044 SH       SOLE                 606785         319259
Kraft Foods Group Inc.             COM           50076Q 10 6      258    5000 SH       SOLE                   5000              0
Laboratory Corporation of America
  Holdings                         COM           50540R 40 9     1790   19844 SH       SOLE                  19844              0
Leucadia National Corp.            COM           527288 10 4    84198 3069554 SH       SOLE                2532194         537360
LoJack Corp.                       COM           539451 10 4      710  227708 SH       SOLE                 227708              0
Lorillard Inc.                     COM           544147 10 1    64157 1590005 SH       SOLE                1581875           8130
M&T Bank Corp.                     COM           55261F 10 4      239    2318 SH       SOLE                   2318              0
Madison Square Garden Co.          COM           55826P 10 0    40455  702337 SH       SOLE                 485415         216922
Magna International Inc.           COM           559222 40 1   120494 2050171 SH       SOLE                2034671          15500
MarketAxess Holdings Inc.          COM           57060D 10 8    87751 2352570 SH       SOLE                1516416         836154
McCormick & Co., Inc.              COM           579780 20 6     3846   52294 SH       SOLE                  52294              0
McDonald's Corp.                   COM           580135 10 1     2268   22751 SH       SOLE                  22751              0
McEwen Mining Inc.                 COM           58039P 10 7       31   11000 SH       SOLE                  11000              0

                                     TITLE OF                  VALUE  SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                        CLASS         CUSIP     (x1000) PRN AMT PRN CALL DISCRETION MANAGERS    VOTING AUTHORITY
--------------                     ------------- -----------  ------- ------- --- ---- ---------- -------- ----------------------
                                                                                                            SOLE   SHARED  NONE
                                                                                                           ------- ------ -------
Merck & Co., Inc.                  COM           58933Y 10 5     1251   28289 SH       SOLE                  28289              0
Microsoft Corp.                    COM           594918 10 4    62213 2174528 SH       SOLE                2164638           9890
Mondelez International Inc.        COM           609207 10 5      459   15000 SH       SOLE                  15000              0
Moody's Corp.                      COM           615369 10 5     2671   50098 SH       SOLE                  50098              0
Morgan Stanley                     COM           617446 44 8      433   19694 SH       SOLE                  19694              0
MSC Industrial Direct Co., Inc.    COM           553530 10 6    32168  375004 SH       SOLE                 243859         131145
MSCI Inc.                          COM           55354G 10 0    57576 1696893 SH       SOLE                1157686         539207
NGP Capital Resources Co.          COM           62912R 10 7     4864  684118 SH       SOLE                 443831         240287
Norfolk Southern Corp.             COM           655844 10 8      112    1454 SH       SOLE                   1454              0
Northern Trust Corp.               COM           665859 10 4    77102 1413164 SH       SOLE                1406154           7010
Novartis AG                        SPONSORED ADR 66987V 10 9      574    8060 SH       SOLE                   8060              0
Nutraceutical International Corp.  COM           67060Y 10 1    18590 1071460 SH       SOLE                 693807         377653
Occidental Petroleum Corp.         COM           674599 10 5    54791  699134 SH       SOLE                 694754           4380
Oracle Corp.                       COM           68389X 10 5   101113 3126565 SH       SOLE                3107637          18928
Penske Auto Group Inc.             COM           70959W 10 3    71807 2152488 SH       SOLE                1402965         749523
PepsiCo Inc.                       COM           713448 10 8    80932 1023029 SH       SOLE                1017196           5833
Pfizer Inc.                        COM           717081 10 3      673   23329 SH       SOLE                  23329              0
Philip Morris International Inc.   COM           718172 10 9    87520  944019 SH       SOLE                 939175           4844
Potash Corporation of
  Saskatchewan Inc.                COM           73755L 10 7     1449   36900 SH       SOLE                  36900              0
Primerica Inc.                     COM           74164M 10 8    64641 1971950 SH       SOLE                1359017         612933
Procter & Gamble Co.               COM           742718 10 9    64261  833903 SH       SOLE                 830053           3850
Qualcomm Inc.                      COM           747525 10 3    50195  749740 SH       SOLE                 746276           3464
Ritchie Bros. Auctioneers Inc.     COM           767744 10 5   211366 9740365 SH       SOLE                9669114          71251
Rogers Communications Inc.         CL B          775109 20 0   103878 2033816 SH       SOLE                2018176          15640
Royal Bank of Canada               COM           780087 10 2   174923 2903803 SH       SOLE                2881303          22500
Shaw Communications Inc.           CL B          82028K 20 0   158097 6383889 SH       SOLE                6336889          47000
Solera Holdings Inc.               COM           83421A 10 4    35104  601825 SH       SOLE                 396383         205442
SS&C Technologies Holdings Inc.    COM           78467J 10 0    18327  611316 SH       SOLE                 446384         164932
Strayer Education Inc.             COM           863236 10 5    22096  456712 SH       SOLE                 348127         108585
Synnex Corp.                       COM           87162W 10 0    38650 1044592 SH       SOLE                 720649         323943
Talisman Energy Inc.               COM           87425E 10 3      142   11600 SH       SOLE                  11600              0
Tech Data Corp.                    COM           878237 10 6    42052  921992 SH       SOLE                 565245         356747
Teleflex Inc.                      COM           879369 10 6    46142  545992 SH       SOLE                 367719         178273
Thomson Reuters Corp.              COM           884903 10 5   193151 5953647 SH       SOLE                5911661          41986
Tim Hortons Inc.                   COM           88706M103     150442 2768365 SH       SOLE                2745165          23200
Toronto- Dominion Bank             COM           891160 50 9   162870 1956353 SH       SOLE                1940430          15923
Tronox Ltd.                        CL A          Q9235V 10 1    24948 1259357 SH       SOLE                1144237         115120
U.S. Concrete Inc.                 COM           90333L 20 1      251   18161 SH       SOLE                  18161              0
Union Pacific Corp.                COM           907818 10 8    69239  486196 SH       SOLE                 483783           2413
United Technologies Corp.          COM           913017 10 9    88897  951484 SH       SOLE                 945519           5965
Valassis Communications Inc.       COM           918866 10 4    60746 2033690 SH       SOLE                1397671         636019
Visa Inc.                          COM           92826C 83 9    73075  430258 SH       SOLE                 427486           2772
Wal-Mart Stores Inc.               COM           931142 10 3      748   10000 SH       SOLE                  10000              0
Weight Watchers International Inc. COM           948626 10 6    37428  888811 SH       SOLE                 612789         276022
Western Union Co.                  COM           959802 10 9    96462 6413664 SH       SOLE                6382346          31318

                                                 TOTAL        6012668                              COUNT       118